Average Annual Total Returns{- High Income Portfolio} - 02.28 VIP High Income Portfolio Investor PRO-10 - High Income Portfolio	VIP High Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP High Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP High Income Portfolio-Investor VIP Return Before Taxes Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	2.74%	6.92%	5.51%	6.07%	8.42%	6.61%